RETIREMENT PLANS (Tables)	12 Months Ended
Dec. 31, 2011
Pension and Postretirement Plans
Plan assets and obligations assumed from Nalco

MILLIONS			U.S. POST-
		INTERNATIONAL	RETIREMENT
	U.S. PENSION	PENSION	HEALTHCARE
Fair value of plan assets	$290.2	$257.6	$—
Projected benefit obligation	$537.4	$402.8	$121.4

Financial information related to pension and postretirement health care plans

	U.S. PENSION (a)		INTERNATIONAL PENSION		U.S. POSTRETIREMENT HEALTH CARE
MILLIONS	2011	2010	2011	2010	2011	2010
Accumulated Benefit Obligation, end of year	$1,683.5	$1,023.4	$896.0	$537.4	$277.3	$159.4
Projected Benefit Obligation
Projected benefit obligation, beginning of year	1,154 .7	1,092.7	579.4	563.4	159.4	154.6
Service cost	46.7	50.6	23.1	18.9	2.2	2.0
Interest	63.4	62.6	28.2	26.7	9.0	8.8
Participant contributions			3.7	3.2	4.4	3.5
Medicare subsidies received					0.7	0.7
Curtailments and settlements		(0.6)	(5.4)	(0.1)
Plan amendments		(39.8)	(3.7)		0.1
Actuarial loss (gain)	128.9	23.1	(43.0)	34.1	(6.2)	2.8
Assumed through Nalco merger	537.4		402.8		121.4
Benefits paid	(38.7)	(33.9)	(26.3)	(18.0)	(13.7)	(13.0)
Foreign currency translation			19.8	(48.8)
Projected benefit obligation, end of year	1,892.4	1,154.7	978.6	579.4	277.3	159.4
Plan Assets
Fair value of plan assets, beginning of year	988.9	898.8	318.5	299.4	19.6	12.7
Actual returns on plan assets	7.3	120.8	9.7	24.9	0.2	2.4
Company contributions	104.4	3.2	44.0	27.4	8.2	16.0
Participant contributions			3.7	3.2	2.3	1.5
Assumed through Nalco merger	290.2		257.6
Settlements			(4.3)
Benefits paid	(38.7)	(33.9)	(26.3)	(18.0)	(13.7)	(13.0)
Foreign currency translation			9.7	(18.4)
Fair value of plan assets, end of year	1,352.1	988.9	612.6	318.5	16.6	19.6
Funded Status, end of year	(540.3)	(165.8)	(366.0)	(260.9)	(260.7)	(139.8)

Amounts recognized in Consolidated Balance Sheet:
Other assets			22.3	1.5
Other current liabilities	(10.6)	(4.3)	(11.4)	(7.4)	(8.0)	(1.8)
Postretirement healthcare and pension benefits	(529.7)	(161.5)	(376.9)	(255.0)	(252.7)	(138.0)
Net liability	(540.3)	(165.8)	(366.0)	(260.9)	(260.7)	(139.8)

Amounts recognized in Accumulated
Other Comprehensive Loss:
Unrecognized net actuarial loss	690.4	499.9	102.8	134.6	12.9	18.1
Unrecognized net prior service costs (benefits)	(33.9)	(38.0)	(2.5)	1.2	0.3	0.3
Tax benefit	(251.7)	(179.3)	(30.8)	(41.3)	(6.2)	(8.1)
Accumulated other comprehensive loss, net of tax	404.8	282.6	69.5	94.5	7.0	10.3

Change in Accumulated Other Comprehensive Loss:
Amortization of net actuarial loss	(31.8)	(24.7)	(8.1)	(4.0)	(0.2)	(0.2)
Amortization of prior service benefits (costs)	4.2	(0.5)	(0.1)	(0.4)	(0 .1)	0.4
Current period net actuarial loss (gain)	222.2	(7.6)	(30.2)	26.4	(5.0)	(4.6)
Current period prior service costs		(39.8)	(3.7)		0.1
Curtailment		(0.9)
Tax expense (benefit)	(72.4)	28.2	10.5	(7.7)	1.9	1.8
Foreign currency translation			6.6	(5.1)
Other comprehensive loss (income)	122.2	(45.3)	(25.0)	9.2	(3.3)	(2.6)

(a) Includes qualified and non-qualified plans

Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost during 2012

	U.S.	INTERNATIONAL	U.S. POSTRETIREMENT
MILLIONS	PENSION (a)	PENSION	HEALTH CARE

Net actuarial loss	$45.1	$3.9	$0.4
Net prior service costs/(benefits)	(4.2)	(0.2)	0.1
Total	$40.9	$3.7	$0.5

(a) Includes qualified and non-qualified plans

Aggregate projected benefit obligation, accumulated benefit obligation and fair value of plan assets for plans with accumulated benefit obligations in excess of plan assets

DECEMBER 31 (MILLIONS)	2011	2010
Aggregate projected benefit obligation	$2,638.2	$526.4
Accumulated benefit obligation	2,378.2	478.3
Fair value of plan assets	1,727.8	194.1

U.S. Level 3 plan assets rollforward

MILLIONS	HEDGE FUNDS	PRIVATE EQUITY
Beginning balance at December 31, 2010	$55.4	$10.6
Assumed through Nalco merger	25.9	21.0
Actual return on plan assets Unrealized gains (losses)	(0.9)	2.7
Purchases, sales and settlements, net	46.7	7.2
Transfers in and/or out	—	—
Ending balance at December 31, 2011	$127.1	$41.5

MILLIONS	HEDGE FUNDS	PRIVATE EQUITY
Beginning balance at December 31, 2009	$49.3	$3.1
Actual return on plan assets
Unrealized gains	2.6	1.1
Realized losses	—	(0.2)
Purchases, sales and settlements, net	3.5	6.6
Transfers in and/or out	—	—
Ending balance at December 31, 2010	$55.4	$10.6

Net periodic pension and postretirement health care benefit costs

	U.S. PENSION(a)			INTERNATIONAL PENSION			U.S. POSTRETIREMENT HEALTH CARE
MILLIONS	2011	2010	2009	2011	2010	2009	2011	2010	2009
Service cost - employee benefits earned during the year	$46.7	$50.6	$47.2	$23.1	$18.9	$14.9	$2.2	$2.0	$2.0
Interest cost on benefit obligation	63.4	62.6	59.0	28.2	26.7	24.6	9.0	8.8	9.5
Expected return on plan assets	(100.6)	(90.1)	(75.5)	(22.5)	(17.0)	(16.4)	(1.4)	(1.5)	(1.4)
Recognition of net actuarial loss	31.8	24.7	15.9	5.7	4.0	1.6	0.2	0.2	4.3
Amortization of prior service cost (benefit)	(4.2)	0.5	0.5	0.1	0.4	0.3	0 .1	(0.4)	(5.9)
Settlements/Curtailments	—	0.3		1.3	0.1	0.5	—		0.9
Total expense	$37.1	$48.6	$47.1	$35.9	$33.1	$25.5	$10.1	$9.1	$9.4

(a) Includes qualified and non-qualified plans

Plan Assumptions

	U.S. PENSION(a)			INTERNATIONAL PENSION			U.S. POSTRETIREMENT HEALTH CARE
PERCENT	2011	2010	2009	2011	2010	2009	2011	2010	2009
Weighted-average actuarial assumptions used to determine benefit obligations as of year end:
Discount rate	4.86%	5.41%	5.84%	5.02%	4.62%	5.21%	4.80%	5.41%	5.84%
Projected salary increase	4.08	4.32	4.32	2.98	3.40	3.38
Weighted-average actuarial assumptions used to determine net cost:
Discount rate	5.23	5.84	6.26	4.26	5.21	6.39	5.34	5.84	6.26
Expected return on plan assets	8.44	8.50	8.50	6.37	6.22	5.48	8.50	8.50	8.50
Projected salary increase	4.07	4.32	4.32	3.62	3.38	3.23

(a) Includes qualified and non-qualified plans

Effects of one-percentage point change in the assumed health care cost trend rates

	1-PERCENTAGE POINT
MILLIONS	INCREASE	DECREASE
Effect on total of service and interest cost components	$0.4	$(0.3)
Effect on postretirement benefit obligation	0.1	(2.1)

Estimated future benefits payments

MILLIONS	ALL PLANS	MEDICARE SUBSIDY RECEIPTS
2012	$162	$2
2013	164	1
2014	169	—
2015	182	—
2016	183	—
2017-2021	1,029	—

U.S. Pension and Postretirement Health Care Benefits
Pension and Postretirement Plans
Allocation and fair value of plan assets for defined benefit pension and postretirement health care benefit plans

ASSET CATEGORY	TARGET ASSET ALLOCATION PERCENTAGE		PERCENTAGE OF PLAN ASSETS
DECEMBER 31 (%)	2011	2010	2011	2010
Cash				2%
Equity securities:
Large cap equity	34%	35%	38%	43
Small cap equity	9	10	10	12
International equity	13	13	12	13
Fixed income:
Core fixed income	22	22	22	20
High-yield bonds	2	—	2	—
Other:
Real estate	4	5	4	3
Hedge funds	10	6	9	6
Private equity	6	5	3	1
Alternative investments	—	4	—	—
Total	100%	100%	100%	100%

MILLIONS	FAIR VALUE AS OF DECEMBER 31, 2011
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Equity securities:
Large cap equity	$525.1			$525.1
Small cap equity	131.0			131.0
International equity	161.8			161.8
Fixed income:
Core fixed income	303.5			303.5
High-yield bonds	21.0			21.0
Emerging markets	6.1			6.1
Other:
Real estate		$49.4		49.4
Hedge funds			$127.1	127.1
Private equity			41.5	41.5
Other	1.7	0.5		2.2
Total	$1,150.2	$49.9	$168.6	$1,368.7

MILLIONS	FAIR VALUE AS OF DECEMBER 31, 2010
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Cash	$19.7			$19.7
Equity securities:
Large cap equity	433.0			433.0
Small cap equity	120.0			120.0
International equity	135.5			135.5
Fixed income:
Core fixed income	205.4			205.4
Other:
Real estate		$28.9		28.9
Hedge funds			$55.4	55.4
Private equity			10.6	10.6
Total	$913.6	$28.9	$66.0	$1,008.5

International Pension Benefits
Pension and Postretirement Plans
Allocation and fair value of plan assets for defined benefit pension and postretirement health care benefit plans

ASSET CATEGORY	PERCENTAGE OF PLAN ASSETS
	2011	2010
DECEMBER 31 (%)
Cash	1%	1%
Equity securities:
International equity	41	39
Fixed income:
Corporate bonds	25	24
Government bonds	17	15
Total fixed income	42	39
Other:
Real estate	1	4
Insurance contracts	15	17
Total	100%	100%

MILLIONS	FAIR VALUE AS OF DECEMBER 31, 2011
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Cash	$6.7			$6.7
Equity securities:
International equity	248.0			248.0
Fixed income:
Corporate bonds	153.9	$0.2		154.1
Government bonds	102.3			102.3
Other:
Real estate		9.0		9.0
Insurance contracts		92.5		92.5
Total	$510.9	$101.7		$612.6

MILLIONS	FAIR VALUE AS OF DECEMBER 31, 2010
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Cash	$1.9			$1.9
Equity securities:
International equity	123.7			123.7
Fixed income:
Corporate bonds	77.2			77.2
Government bonds	47.3			47.3
Other:
Real estate		$12.3		12.3
Insurance contracts		56.1		56.1
Total	$250.1	$68.4		$318.5